FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2022
FINANCIAL INSTRUMENTS
Schedule of financial assets and liabilities

	As at	As at
	March 31, 2022	March 31, 2021
	$	$
Financial assets at amortized cost
Cash and cash equivalents	63,720,102	38,469,057
Funds held in trust	—	795,516
Restricted cash	776,551	588,041
Short-term investments	—	72,552,870
Accounts receivable (excluding sales tax receivable)	500,569	44,780
Shareholders’ loan receivable	53,185	50,521
Total financial assets	65,050,407	112,500,785
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	5,846,672	5,348,110
Loan payable	31,163	23,112
Total financial liabilities	5,877,835	5,371,222

Schedule of undiscounted commitments and contractual obligations

Undiscounted commitments and contractual obligations as of March 31, 2022 and 2021 are as follows:

March 31, 2022

		Less than 1	1 year to	3 years to
	Total	year	3 years	5 years	Over 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	5,846,672	5,846,672	—	—	—
Loan payable	40,000	—	40,000	—	—
Lease obligations	37,339,063	3,855,603	8,295,120	8,459,641	16,728,699
Total financial liabilities	43,225,735	9,702,275	8,335,120	8,459,641	16,728,699

Total commitments	5,251,405	750,769	1,299,973	1,138,347	2,062,316

Total	48,477,140	10,453,044	9,635,093	9,597,988	18,791,015

March 31, 2021

		Less than 1	1 year to	3 years to
	Total	year	3 years	5 years	Over 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	5,348,110	5,348,110	—	—	—
Loan payable	30,000	—	30,000	—	—
Lease obligations	9,463,505	1,477,942	2,295,745	1,988,112	3,701,706
Total financial liabilities	14,841,615	6,826,052	2,325,745	1,988,112	3,701,706

Total commitments	10,889,732	1,402,761	2,561,337	2,420,290	4,505,344

Total	25,731,347	8,228,813	4,887,082	4,408,402	8,207,050